FINANCIAL STATEMENT SCHEDULE I (STATEMENT OF CASH FLOWS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net cash provided by operating activities	$ 638,989	$ 209,703	$ 180,990
INVESTING ACTIVITIES
Net cash used in investing activities	(781,894)	(118,487)	(261,827)
FINANCING ACTIVITIES
Proceeds from subsidiary's public offering of ordinary shares, net of issuance cost paid of $59 million	934,960
Insurance cost for follow-on equity offering	(59,000)
Proceeds from options exercised	2,139	580	791
Net cash provided by (used in) financing activities	736,225	(95,471)	102,328
Net increase in cash, cash equivalents and restricted cash	605,562	3,110	20,174
Cash, cash equivalents and restricted cash at the beginning of the year (includes $1,091,190, $845,199 and nil of cash, cash equivalents and restricted cash in current assets associated with discontinued operations on December 31, 2019, 2020 and 2021)	118,404	115,294	95,120
Cash, cash equivalents and restricted cash at the end of the year (includes $845,199, nil and nil of cash, cash equivalents and restricted cash in current assets associated with discontinued operations on December 31, 2019, 2020 and 2021)	723,966	118,404	115,294
Parent Company [Member]
OPERATING ACTIVITIES
Net cash provided by operating activities	(736)	(1,066)	(933)
FINANCING ACTIVITIES
Proceeds from options exercised	2,139	580	791
Net cash provided by (used in) financing activities	2,139	580	791
Net increase in cash, cash equivalents and restricted cash	1,403	(486)	(142)
Cash, cash equivalents and restricted cash at the beginning of the year (includes $1,091,190, $845,199 and nil of cash, cash equivalents and restricted cash in current assets associated with discontinued operations on December 31, 2019, 2020 and 2021)	860	1,346	1,488
Cash, cash equivalents and restricted cash at the end of the year (includes $845,199, nil and nil of cash, cash equivalents and restricted cash in current assets associated with discontinued operations on December 31, 2019, 2020 and 2021)	$ 2,263	$ 860	$ 1,346